                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Silver Bridge Capital Management LLC
                 ------------------------------------
   Address:      60 State Street
                 ------------------------------------
                 Boston, MA 02109
                 ------------------------------------

Form 13F File Number: 028-03747
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristin D. Fazio
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-526-5804
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kristin D. Fazio            Boston, Massachusetts   February 12, 2009
   ----------------------------    ---------------------   -----------------
            [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 144
                                        --------------------

Form 13F Information Table Value Total: $452,483
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                      SHARES/
                                    TITLE OF                 VALUE      PRN    SH/  PUT/  INVSTMT OTHER    VOTING AUTHORITY
        NAME OF ISSUER               CLASS         CUSIP    (X$1000)    AMT    PRN  CALL  DSCRETN MGRS    SOLE    SHARED  NONE
------------------------------  ---------------  ---------  --------  ------------------  ------- -----  ---------------------
3M COMPANY                            COM        88579Y101     4,107   71,384  SH           SOLE          71,384
ABBOTT LABORATORIES                   COM        002824100       787   14,741  SH           SOLE          14,741
ACCENTURE LTD                        CL A        G1150G111     5,842  178,155  SH           SOLE         159,265  18,890
ACE LIMITED                           SHS        H0023R105     4,900   92,601  SH           SOLE          84,656   7,945
AFLAC INC                             COM        001055102     5,890  128,491  SH           SOLE         119,466   9,025
AIR PRODUCTS & CHEMICALS INC          COM        009158106       437    8,700  SH           SOLE           8,700
ALLSTATE CORP                         COM        020002101       769   23,471  SH           SOLE          23,471
AMERICAN EXPRESS COMPANY              COM        025816109     1,730   93,277  SH           SOLE          93,277
AMGEN INC                             COM        031162100     8,597  148,859  SH           SOLE         136,685  12,174
APACHE CORP                           COM        037411105     1,351   18,127  SH           SOLE          18,127
APPLE INC                             COM        037833100     2,607   30,549  SH           SOLE          26,891   3,658
AT&T INC                              COM        00206R102       814   28,562  SH           SOLE          28,562
AUTOMATIC DATA PROCESS INC            COM        053015103       764   19,422  SH           SOLE          19,422
BANK NEW YORK MELLON INC              COM        064058100     3,611  127,454  SH           SOLE         105,034  22,420
BANK OF AMERICA CORP                  COM        060505104     3,762  267,182  SH           SOLE         246,287  20,895
BAXTER INTERNATIONAL INC              COM        071813109       889   16,580  SH           SOLE          16,580
BECTON DICKINSON & COMPANY            COM        075887109     6,762   98,874  SH           SOLE          91,002   7,872
BERKSHIRE HATHAWAY INC               CL A        084670108     3,284       34  SH           SOLE              34
BERKSHIRE HATHAWAY INC               CL B        084670207       633      197  SH           SOLE             197
BEST BUY COMPANY INC                  COM        086516101       301   10,703  SH           SOLE          10,703
BMC SOFTWARE                          COM        055921100     3,394  126,140  SH           SOLE         106,423  19,717
BP PLC                             SPONS ADR     055622104     1,813   38,797  SH           SOLE          38,797
BRISTOL MYERS SQUIBB                  COM        110122108     7,408  318,640  SH           SOLE         318,640
CARNIVAL CORP                     PAIRED CTF     143658300       246   10,132  SH           SOLE          10,132
CATERPILLAR INC                       COM        149123101       955   21,375  SH           SOLE          21,375
CHESAPEAKE ENERGY CORP                COM        165167107     4,387  271,325  SH           SOLE         230,205  41,120
CHEVRON CORP NEW                      COM        166764100     7,573  102,382  SH           SOLE         102,381       1
CHUBB CORP                            COM        171232101       464    9,100  SH           SOLE           9,100
CIGNA CORP                            COM        125509109       251   14,877  SH           SOLE          14,877
CISCO SYSTEMS INC                     COM        17275R102     7,682  471,277  SH           SOLE         436,603  34,674
CITIGROUP INC                         COM        172967101       156   23,306  SH           SOLE          23,306
CLOROX COMPANY                        COM        189054109       450    8,108  SH           SOLE           1,522   6,586
COCA COLA COMPANY                     COM        191216100       974   21,515  SH           SOLE          21,515
COLGATE-PALMOLIVE COMPANY             COM        194162103    11,421  166,638  SH           SOLE         155,127  11,511
CONOCOPHILLIPS                        COM        20825C104       909   17,550  SH           SOLE          17,550
CONSOLIDATED EDISON                   COM        209115104       859   22,070  SH           SOLE          22,070
COOPER INDUSTRIES LTD-CL A           CL A        G24182100       509   17,407  SH           SOLE           3,453  13,954
COSTCO WHOLESALE CORP                 COM        22160K105       540   10,290  SH           SOLE           1,915   8,375
COVIDIEN LTD                          COM        G2552X108       727   20,072  SH           SOLE          20,072
CVS CORP                              COM        126650100     6,010  209,133  SH           SOLE         185,902  23,231
DEAN FOODS COMPANY                    COM        242370104       635   35,354  SH           SOLE           6,999  28,355
DELL INC                              COM        24702R101       380   37,089  SH           SOLE          36,079   1,010

                                                                      SHARES/
                                    TITLE OF                 VALUE      PRN    SH/  PUT/  INVSTMT OTHER    VOTING AUTHORITY
        NAME OF ISSUER               CLASS         CUSIP    (X$1000)    AMT    PRN  CALL  DSCRETN MGRS    SOLE    SHARED  NONE
------------------------------  ---------------  ---------  --------  ------------------  ------- -----  ---------------------
DISNEY, THE WALT COMPANY              COM        254687106       382   16,827  SH           SOLE          16,827
DOLLAR TREE STORES                    COM        256746108       370    8,870  SH           SOLE           8,870
DOMINION RESOURCES INC/VA             COM        25746U109       212    5,912  SH           SOLE           5,912
DOVER CORP                            COM        260003108       605   18,393  SH           SOLE           3,454  14,939
DOW CHEMICAL COMPANY                  COM        260543103       264   17,520  SH           SOLE          17,520
EATON CORP                            COM        278058102     3,013   60,614  SH           SOLE          60,614
ELI LILLY & COMPANY                   COM        532457108       331    8,215  SH           SOLE           8,215
EMERSON ELECTRIC COMPANY              COM        291011104     2,083   56,910  SH           SOLE          56,910
SELECT SECTOR SPDR ETF          SBI INT-ENERGY   81369Y506       439    9,190  SH           SOLE           9,190
ENSCO INTERNATIONAL INC.              COM        26874Q100     2,123   74,781  SH           SOLE          74,781
EOG RESOURCES INC                     COM        26875P101       507    7,608  SH           SOLE           1,574   6,034
EXELON CORP                           COM        30161N101       434    7,801  SH           SOLE           7,801
EXXON MOBIL CORP                      COM        30231G102    25,600  320,687  SH           SOLE         320,687
FEDEX CORP                            COM        31428X106       429    6,695  SH           SOLE           1,258   5,437
SELECT SECTOR SPDR F             SBI INT-FINAL   81369Y605     1,296  103,490  SH           SOLE         103,490
FOREST LABORATORIES                   COM        345838106       625   24,540  SH           SOLE           4,635  19,905
FPL GROUP INC                         COM        302571104     1,533   30,450  SH           SOLE          30,450
FRANKLIN STREET PPTYS CORP            COM        35471R106     1,571  106,508  SH           SOLE         106,508
GENENTECH INC                       COM NEW      368710406       497    6,000  SH           SOLE           6,000
GENERAL ELECTRIC COMPANY              COM        369604103    12,986  801,574  SH           SOLE         801,574
GENERAL MILLS INC                     COM        370334104     1,053   17,340  SH           SOLE           7,520   9,820
GENZYME CORP COMPANY                  COM        372917104     2,459   37,050  SH           SOLE          37,050
GILEAD SCIENCES INC                   COM        375558103     1,212   23,690  SH           SOLE          23,690
GLAXOSMITHKLINE PLC-SPONS ADR      SPON ADR      37733W105       423   11,363  SH           SOLE          11,363
GOLDCORP INC                          COM        380956409       336   10,667  SH           SOLE          10,667
HESS CORPORATION                      COM        42809H107       220    4,100  SH           SOLE           4,100
HEWLETT PACKARD COMPANY               COM        428236103       744   20,492  SH           SOLE          10,559   9,933
HOLOGIC INC                           COM        436440101     2,375  181,684  SH           SOLE         159,748  21,936
HONEYWELL INTERNATIONAL INC           COM        438516106       988   30,093  SH           SOLE          30,093
IBM CORP                              COM        459200101    14,519  172,522  SH           SOLE         172,522
ILLINOIS TOOL WORKS INC               COM        452308109       728   20,760  SH           SOLE          20,760
INGERSOLL-RAND COMP                  CL A        G4776G101       415   23,915  SH           SOLE          23,915
INTEL CORP                            COM        458140100     4,806  327,857  SH           SOLE         327,857
ISHARES MSCI EAFE                MSCI EAFE IDX   464287465    26,096  581,718  SH           SOLE         581,343     375
ISHARES MSCI EAFE GROWTH         MSCI GRW IDX    464288885     3,452   75,945  SH           SOLE          75,945
ISHARES MSCI EAFE VALUE          MSCI VAL IDX    464288877     2,840   70,025  SH           SOLE          70,025
ISHARES MSCI EMERGING MARKETS   MSCI EMERG MKT   464287234     9,770  391,263  SH           SOLE         390,703     560
ISHARES MSCI JAPAN                MSCI JAPAN     464286848       299   31,185  SH           SOLE          31,185
ISHARES RUSSELL 1000 GROWTH     RUSSELL 1000GRW  464287614       840   22,655  SH           SOLE          22,655

                                                                      SHARES/
                                    TITLE OF                 VALUE      PRN    SH/  PUT/  INVSTMT OTHER    VOTING AUTHORITY
        NAME OF ISSUER               CLASS         CUSIP    (X$1000)    AMT    PRN  CALL  DSCRETN MGRS    SOLE    SHARED  NONE
------------------------------  ---------------  ---------  --------  ------------------  ------- -----  ---------------------
ISHARES RUSSELL 1000 VALUE      RUSSELL 1000VAL  464287598       877   17,702  SH           SOLE          17,702
ISHARES RUSSELL 2000             RUSSELL 2000    464287655    13,923  282,750  SH           SOLE         281,855     895
ISHARES RUSSELL 3000 INDEX FUN   RUSSELL 3000    464287689       263    5,065  SH           SOLE           5,065
ISHARES RUSSELL MIDCAP          RUSSELL MIDCAP   464287499       657   11,002  SH           SOLE          11,002
JOHNSON & JOHNSON                     COM        478160104    20,265  338,713  SH           SOLE         338,713
JP MORGAN CHASE & COMPANY             COM        46625H100     6,253  198,324  SH           SOLE         181,644  16,680
KELLOGG COMPANY                       COM        487836108     1,000   22,815  SH           SOLE           4,710  18,105
KIMBERLY CLARK CORP                   COM        494368103       315    5,966  SH           SOLE           5,966
KIMCO REALTY CORP                     COM        49446R109       843   46,100  SH           SOLE          46,100
KINROSS GOLD CORP                 COM NO PAR     496902404       368   20,000  SH           SOLE          20,000
KRAFT FOODS INC CL A                 CL A        50075N104     3,000  111,729  SH           SOLE         111,729
L-3 COMMUNICATIONS HOLDINGS IN        COM        502424104     4,680   63,429  SH           SOLE          55,661   7,768
LOCKHEED MARTIN CORP                  COM        539830109     1,261   15,000  SH           SOLE          15,000
MANULIFE FINANCIAL CORP               COM        56501R106       340   19,962  SH           SOLE          19,962
MCDONALDS CORP                        COM        580135101     7,287  117,180  SH           SOLE         104,703  12,477
MCGRAW-HILL COMPANIES INC             COM        580645109       492   21,216  SH           SOLE          21,216
MEDCO HEALTH SOLUTIONS INC            COM        58405U102       650   15,510  SH           SOLE          15,510
MEDTRONIC INC                         COM        585055106     4,651  148,035  SH           SOLE         133,876  14,159
MEMC ELECTRONIC MATERIALS             COM        552715104     1,397   97,809  SH           SOLE          97,809
MERCK & COMPANY INC                   COM        589331107       312   10,253  SH           SOLE          10,253
MICROSOFT CORP                        COM        594918104     8,990  462,469  SH           SOLE         427,697  34,772
NIKE INC CL B                       CLASS B      654106103     6,905  135,384  SH           SOLE         129,009   6,375
NOBLE CORP                            COM        G65422100       559   25,288  SH           SOLE           4,939  20,349
NORFOLK SOUTHERN CORP                 COM        655844108       671   14,260  SH           SOLE          14,260
NORTHERN TRUST CORP                   COM        665859104       328    6,295  SH           SOLE           1,165   5,130
OCCIDENTAL PETROLEUM CORP             COM        674599105     2,365   39,415  SH           SOLE          39,415
ORACLE CORP                           COM        68389X105     1,765   99,538  SH           SOLE          99,538
PEPSICO INC                           COM        713448108     9,580  174,909  SH           SOLE         174,909
PFIZER INC                            COM        717081103     1,575   88,953  SH           SOLE          88,953
PHILIP MORRIS INTERNATIONAL           COM        718172109     3,111   71,495  SH           SOLE          71,495
PPL CORP                              COM        69351T106       631   20,569  SH           SOLE          20,569
PROCTER & GAMBLE COMPANY              COM        742718109    20,281  328,068  SH           SOLE         328,068
QUEST DIAGNOSTICS INC                 COM        74834L100     6,006  115,694  SH           SOLE         102,670  13,024
QUESTAR CORP                          COM        748356102       938   28,709  SH           SOLE          28,709
ROCKWELL COLLINS INC                  COM        774341101     1,783   45,601  SH           SOLE          45,601
ROYAL DUTCH SHELL PLC             SPON ADR A     780259206       764   14,430  SH           SOLE          14,430
SCHLUMBERGER LTD                      COM        806857108     4,773  112,767  SH           SOLE         100,856  11,911

                                                                      SHARES/
                                    TITLE OF                 VALUE      PRN    SH/  PUT/  INVSTMT OTHER    VOTING AUTHORITY
        NAME OF ISSUER               CLASS         CUSIP    (X$1000)    AMT    PRN  CALL  DSCRETN MGRS    SOLE    SHARED  NONE
------------------------------  ---------------  ---------  --------  ------------------  ------- -----  ---------------------
SHERWIN-WILLIAMS COMPANY              COM        824348106       612   10,244  SH           SOLE          10,244
SIMON PROPERTY GROUP INC              COM        828806109       341    6,425  SH           SOLE           6,425
SPDR INDEX SHS FDS              S&P INTL SMLCP   78463X871       585   31,422  SH           SOLE          31,422
SPDR TRUST SER 1                  UNIT SER 1     78462F103    15,320  169,768  SH           SOLE         168,948     820
STANDEX INTERNATIONAL CORP            COM        854231107     2,235  112,652  SH           SOLE         112,652
STATE STREET CORP                     COM        857477103     3,241   82,413  SH           SOLE          73,233   9,180
STRYKER CORP                          COM        863667101       637   15,940  SH           SOLE           5,060  10,880
SYSCO CORP                            COM        871829107       333   14,500  SH           SOLE          14,500
TARGET CORP                           COM        87612E106     2,825   81,801  SH           SOLE          74,145   7,656
SELECT SECTOR SPDR               SBI INT-TECH    81369Y803       848   55,000  SH           SOLE          55,000
TEVA PHARMACEUTICAL INDS LTD       SPONS ADR     881624209     7,095  166,676  SH           SOLE         152,085  14,591
TEXAS INSTRUMENTS INC                 COM        882508104       707   45,537  SH           SOLE          20,753  24,784
THOMAS & BETTS CORP                   COM        884315102       535   22,263  SH           SOLE           4,275  17,988
TRANSOCEAN INC                        COM        H8817H100     2,146   45,423  SH           SOLE          36,089   9,334
UNION PACIFIC CORP                    COM        907818108     1,834   38,373  SH           SOLE          38,373
UNITED HEALTH GROUP INC               COM        91324P102       717   26,964  SH           SOLE          26,964
UNITED TECHNOLOGIES CORP              COM        913017109    10,683  199,308  SH           SOLE         199,308
US BANCORP                            COM        902973304       889   35,539  SH           SOLE          35,539
VANGUARD WORLD FDS                ENERGY ETF     92204A306       263    3,900  SH           SOLE           3,900
VERIZON COMMUNICATIONS INC            COM        92343V104     7,311  215,658  SH           SOLE         196,233  19,425
WAL MART STORES INC                   COM        931142103       453    8,080  SH           SOLE           8,080
WALGREEN COMPANY                      COM        931422109       684   27,724  SH           SOLE          27,724
WELLS FARGO & COMPANY                 COM        949746101     6,957  235,981  SH           SOLE         224,553  11,428
WEYERHAEUSER COMPANY                  COM        962166104       256    8,351  SH           SOLE           8,351
WYETH                                 COM        983024100       554   14,761  SH           SOLE          14,761
YAMANA GOLD INC                       COM        98462Y100       107   13,869  SH           SOLE          13,869